SHARE INCENTIVE PLAN (Tables)	12 Months Ended
Sep. 30, 2018
Summary of Option Activity

A summary of option activity as of September 30, 2016, 2017 and 2018, and changes during the years ended September 30, 2016, 2017 and 2018 are presented below:

Share option granted to employees and non-executive directors	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2015	2,563,600	US$	3.36	8.69	—

Exercised	(456,000)	US$	3.54
Forfeited	(24,000)	US$	3.49

Outstanding, September 30, 2016	2,083,600	US$	2.86	7.55	765

Exercised	—		—
Forfeited	(58,000)	US$	3.32

Outstanding, September 30, 2017	2,025,600	US$	2.85	6.53	—

Exercised	(895,148)	US$	1.66
Forfeited	(71,352)	US$	1.17

Outstanding, September 30, 2018	1,059,100	US$	1.39	5.58	718

Expected to vest, September 30, 2018	526,000	US$	170	6.14	198

Exercisable at September 30, 2018	533,100	US$	1.09	5.02	520

Share Options, NonEmployees

A summary of the activities of the share option granted to non-employees as of September 30, 2016, 2017 and 2018, and changes during the years ended September 30, 2016, 2017 and 2018 are presented below:

Share option granted to non-employees	Number of shares	Weighted- average exercise price		Weighted- average remaining contractual term (years)	Aggregated intrinsic value
Outstanding, September 30, 2015	125,300	US$	0.15	2.55	382

Exercised	(68,300)		—

Outstanding, September 30, 2016	57,000		—	1.55	184

Exercised	—		—

Outstanding, September 30, 2017	57,000		—	0.55	96

Exercised	(57,000)		—

Outstanding, September 30, 2018	—		—	—	—

Exercisable at September 30, 2018	—		—	—	—

Summary of Nonvested Restricted Shares Activities

A summary of the nonvested restricted shares activities for the years ended September 30, 2016, 2017 and 2018 is as follows:

	Number of Nonvested restricted shares outstanding	Weight average grant-date fair value	Aggregated intrinsic value
	US$
Nonvested restricted shares outstanding at September 30, 2015	667,372	3.85	2,132

Granted	125,000	3.81
Vested	(328,389)	4.01

Nonvested restricted shares outstanding at September 30, 2016	463,983	3.72	1,499

Granted	125,000	3.03
Vested	(260,593)	3.75

Nonvested restricted shares outstanding at September 30, 2017	328,390	3.44	551

Granted	468,600	2.29
Vested	(346,493)	3.11

Nonvested restricted shares outstanding at September 30, 2018	450,497	2.49	933

Nonvested restricted shares expected to vest at September 30, 2018	450,497	2.49	933

Share-Based Compensation Expense of Share-Based Awards Granted

Total share-based compensation expense of share-based awards granted to employees, non-employees and non-executive directors recognized for the years ended September 30, 2016, 2017 and 2018 are as follows:

	As of September 30,
	2016	2017	2018
	US$	US$	US$
Cost of sales	162	164	161
General and administrative expenses	1,769	1,862	2,065
Selling expenses	84	85	80

	2,015	2,111	2,306